UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	February 28

Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

Thesis Flexible Fund
Proxy Voting Record for the Period March 1, 2010 (inception date) through June 30, 2010

Issuer	Ticker	CUSIP	Meeting Date	Ballot Isssue	Description	Proponent	Vote Cast	Mgmt Rec

TJX Companies	TJX	872540109	6/2/2010	1	Directors:	Management	Not Vote	For
Jose B. Alvarez
Alan M. Bennett
David A. Brandon
Bernard Cammarata
David T. Ching
Michael F. Hines
Amy B. Lane
Carol Meyrowitz
John F. O'Brien
Willow B. Shire
Flectcher H. Wiley

				2	Ratification of Appt.	Management	Not Vote	For
of Pricewaterhousecoopers

				3	Advisory vote on executive	Management	Not Vote	For
compensation

Delias	DLIA	246911101	6/17/2010	1	Directors:	Management	For	For
Carter S. Evans
Walter Killough
Paul J. Raffin
Scott M. Rosen
Gene Washington

				2	Proposal to ratify the	Management	For	For
selection of BDO Seidman, LLC
as the Co.'s accountants

Toyota Motor Corp	TM	892331307	6/24/2010	1	Distribution of Surplus	Management	Not Vote	For

				2	Directors:	Management	Not Vote	For
Fujio Cho
Katsuaki watanabe
Kazuo Okamoto
Akio Toyoda
Takeshi Uchiyamada
Yukitoshi Funo
Atsushi Niimi
Shinichi Sasaki
Yoichiro Ichimaru
Satoshi Ozawa
Akira Okabe
Shinzo Kobuki
Akira Sasaki
Mamoru Furuhashi
Iwao Nihashi
Tadashi Yamashina
Takahiko ijichi
Tetsuo Agata
Masamoto Maekawa
Yasumori Ihara
Takahiro Iwase
Yoshimasa Ishii
Takeshi Shirane
Yoshimi Inaba
Nampachi Hayashi
Nobuyori Kodaira
Mitsuhisa Kato

				3	Election of Corp.Auditor:	Management	Not Vote	For
Masaki Nakatsugawa
Yoichi Morishita
Akishige Okada

				4	Issuance of stock acquisition	Management	Not Vote	For
rights

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/RITA DAM
Title:	Treasurer
Date:	August 19, 2010